GOODWILL (Tables)	9 Months Ended
Dec. 31, 2021
Disclosure Goodwill Abstract
Schedule Of Goodwill

(In thousands)	As of December 31, 2021	As of March 31, 2021

Balance, beginning of period	$43,324	$43,324
Balance, end of period	$43,324	$43,324